Supplement	12 Months Ended
Oct. 31, 2011
ETF | Vanguard Total World Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard Emerging Markets Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard FTSE All-World ex-US Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated February 28, 2012

Effective immediately, the Fund's purchase and redemption fees are decreased from 0.75% to 0.50%.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee (other than on reinvested dividends or capital gains) 0.50%

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 0.50%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.17%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses 0.25%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$128 $187 $253 $446

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.50% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

$75 $130 $190 $367

Additional text changes:

All other references to the Fund's 0.75% purchase and redemption fees are changed to 0.50%.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PSI 884 052012

Institutional | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard Total World Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard Emerging Markets Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard FTSE All-World ex-US Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated February 28, 2012

Effective immediately, the Fund's purchase and redemption fees are decreased from 0.75% to 0.50%.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee (other than on reinvested dividends or capital gains) 0.50%

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 0.50%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.17%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses 0.25%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$128 $187 $253 $446

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.50% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

$75 $130 $190 $367

Additional text changes:

All other references to the Fund's 0.75% purchase and redemption fees are changed to 0.50%.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PSI 884 052012

Participant | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard Total World Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant: | Vanguard Emerging Markets Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant: | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant: | Vanguard FTSE All-World ex-US Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant: | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard Emerging Markets Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard FTSE All-World ex-US Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 28, 2012

Effective immediately, the Fund's purchase and redemption fees are decreased from 0.75% to 0.50%.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee (other than on reinvested dividends or capital gains) 0.50%

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 0.50%

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.41%

12b-1 Distribution Fee None

Other Expenses 0.09%

Total Annual Fund Operating Expenses 0.50%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$153 $266 $390 $752

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.50% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

$101 $210 $328 $675

Additional text changes:

All other references to the Fund's 0.75% purchase and redemption fees are changed to 0.50%.

(c)2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1684 052012

Retail | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard Total World Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Signal | Vanguard Emerging Markets Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Signal | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Signal | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012